Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company for each of the last two completed calendar years. In determining the “compensation actually paid” to our named executive officers (NEOs), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2025, 2024 and 2023 calendar years. Note that for our NEOs other than our principal executive officer (the PEO), compensation is reported as an average.
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2025, 2024 and 2023, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (2)	Average Compensation Actually Paid to non-PEO Named Executive Officers (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (Loss) (in thousands)
2025	$2,204,273	$3,922,319	$1,388,535	$2,342,443	$139.54	$(72,492)
2024	$3,195,933	$4,214,519	$1,747,434	$1,325,229	$259.33	$(3,280)
2023	$1,768,234	$954,926	$1,130,716	$689,461	$78.28	$(21,107)

(1)	During 2025, 2024 and 2023, Brandon M. Ribar was our PEO.

(2)	During 2024 and 2023, our non-PEO NEOs consisted of Kevin J. Detz and David R. Brickman, and during 2025, our non-PEO NEOs consisted of Kevin J. Detz and Max J. Levy.

(3)
In order to calculate the average compensation “actually paid” (CAP) to our NEOs, we are required under the SEC rules to subtract from the value in the summary compensation table (SCT) the grant date fair value of equity awards (reflected in columns B and D below), and add back the following (reflected in columns C and E below): (i) the year-end
fair value of any equity awards in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

	SCT Total	Stock Awards Deducted	Stock Awards Added	Options Deducted	Options Added	Total CAP
	A	B	C	D	E	A - (B + D) + (C + E)
PEO
2025	$2,204,273	$1,223,451	$2,941,497	—	—	$3,922,319
2024	$3,195,933	$2,361,242	$3,379,828	—	—	$4,214,519
2023	$1,768,234	$967,769	$154,461	—	—	$954,926
Average Non-PEO NEOs
2025	$1,388,535	$695,150	$1,649,058	—	—	$2,342,443
2024	$1,747,434	$1,116,232	$694,027	—	—	$1,325,229
2023	$1,130,716	$487,722	$46,467	—	—	$689,461

Named Executive Officers, Footnote	During 2024 and 2023, our non-PEO NEOs consisted of Kevin J. Detz and David R. Brickman, and during 2025, our non-PEO NEOs consisted of Kevin J. Detz and Max J. Levy.
PEO Total Compensation Amount	$ 2,204,273	$ 3,195,933	$ 1,768,234
PEO Actually Paid Compensation Amount	$ 3,922,319	4,214,519	954,926
Adjustment To PEO Compensation, Footnote

	SCT Total	Stock Awards Deducted	Stock Awards Added	Options Deducted	Options Added	Total CAP
	A	B	C	D	E	A - (B + D) + (C + E)
PEO
2025	$2,204,273	$1,223,451	$2,941,497	—	—	$3,922,319
2024	$3,195,933	$2,361,242	$3,379,828	—	—	$4,214,519
2023	$1,768,234	$967,769	$154,461	—	—	$954,926
Average Non-PEO NEOs
2025	$1,388,535	$695,150	$1,649,058	—	—	$2,342,443
2024	$1,747,434	$1,116,232	$694,027	—	—	$1,325,229
2023	$1,130,716	$487,722	$46,467	—	—	$689,461

Non-PEO NEO Average Total Compensation Amount	$ 1,388,535	1,747,434	1,130,716
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,342,443	1,325,229	689,461
Adjustment to Non-PEO NEO Compensation Footnote

	SCT Total	Stock Awards Deducted	Stock Awards Added	Options Deducted	Options Added	Total CAP
	A	B	C	D	E	A - (B + D) + (C + E)
PEO
2025	$2,204,273	$1,223,451	$2,941,497	—	—	$3,922,319
2024	$3,195,933	$2,361,242	$3,379,828	—	—	$4,214,519
2023	$1,768,234	$967,769	$154,461	—	—	$954,926
Average Non-PEO NEOs
2025	$1,388,535	$695,150	$1,649,058	—	—	$2,342,443
2024	$1,747,434	$1,116,232	$694,027	—	—	$1,325,229
2023	$1,130,716	$487,722	$46,467	—	—	$689,461

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 139.54	259.33	78.28
Net Income (Loss)	$ (72,492,000)	$ (3,280,000)	$ (21,107,000)
PEO Name	Brandon M. Ribar	Brandon M. Ribar	Brandon M. Ribar
PEO | Stock Awards Deducted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,223,451)	$ (2,361,242)	$ (967,769)
PEO | Stock Awards Added [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,941,497	3,379,828	154,461
Non-PEO NEO | Stock Awards Deducted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(695,150)	(1,116,232)	(487,722)
Non-PEO NEO | Stock Awards Added [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,649,058	$ 694,027	$ 46,467